Financial Instruments - Schedule of Derivative Financial Liabilities by Maturity (Details) - Measured at fair value through profit or loss - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	¥ 11,918	¥ 42,579
Bonds
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	3,637,355	3,532,202
Financial liabilities, at fair value	4,648,070	4,563,035
Bonds | Within one year
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	221,182	114,712
Bonds | Between one and two years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	395,333	407,866
Bonds | Between two and three years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	580,073	526,605
Bonds | Between three and four years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	167,299	573,221
Bonds | Between four and five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	632,188	151,308
Bonds | More than five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	2,651,995	2,789,323
Long-term loans
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	708,055	1,103,169
Financial liabilities, at fair value	733,219	1,150,358
Long-term loans | Within one year
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	78,155	227,950
Long-term loans | Between one and two years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	103,540	80,349
Long-term loans | Between two and three years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	54,623	106,972
Long-term loans | Between three and four years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	90,696	59,593
Long-term loans | Between four and five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	105,942	284,877
Long-term loans | More than five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	300,263	390,617
Trade and other payables
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	516,297	343,838
Financial liabilities, at fair value	516,297	343,838
Trade and other payables | Within one year
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	516,297	343,838
Trade and other payables | Between one and two years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	0	0
Trade and other payables | Between two and three years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	0	0
Trade and other payables | Between three and four years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	0	0
Trade and other payables | Between four and five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	0	0
Trade and other payables | More than five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	0	0
Lease liabilities
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	465,238	436,412
Financial liabilities, at fair value	645,782	610,270
Lease liabilities | Within one year
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	53,877	50,187
Lease liabilities | Between one and two years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	52,489	45,076
Lease liabilities | Between two and three years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	48,660	43,949
Lease liabilities | Between three and four years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	44,907	41,180
Lease liabilities | Between four and five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	39,502	38,551
Lease liabilities | More than five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	406,347	391,327
Derivative liabilities
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	36,529	97,091
Financial liabilities, at fair value	(48,275)	(61,375)
Derivative liabilities | Within one year
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	21,144	29,274
Derivative liabilities | Between one and two years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	(1,390)	(5,770)
Derivative liabilities | Between two and three years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	(2,090)	(5,380)
Derivative liabilities | Between three and four years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	(2,405)	(6,996)
Derivative liabilities | Between four and five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	(2,647)	(6,793)
Derivative liabilities | More than five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	(60,887)	(65,710)
Derivative assets
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	(41,890)	(64,100)
Financial liabilities, at fair value	(151,044)	(43,560)
Derivative assets | Within one year
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	(26,505)	(31,816)
Derivative assets | Between one and two years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	(7,060)	(776)
Derivative assets | Between two and three years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	(9,183)	(1,133)
Derivative assets | Between three and four years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	(9,183)	(1,797)
Derivative assets | Between four and five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	(9,573)	(2,422)
Derivative assets | More than five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	¥ (89,540)	¥ (5,616)